NORTHERN LIGHTS FUND TRUST II

February 2, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust II – Hodges Fund,

Hodges Small Cap Growth Fund

Hodges Small Intrinsic Value Fund

Hodges Blue Chip Equity Income Fund

Post Effective Amendment No. 609 to the Registration Statement on Form N-1A

(File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust III (the “Trust”), on behalf of the Hodges Fund, Hodges Small Cap Growth Fund, Hodges Small Intrinsic Value Fund Hodges Blue Chip Equity Income Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 609 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 29, 2026 SEC Accession No. 0001580642-26-000562).

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at

(202) 239-3346.

Very truly yours,

/s/Kent Barnes

Kent Barnes

Secretary

cc: David J. Baum, Esq.